Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

Income tax expense is as follows:

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Current income tax:
Current taxes	58,369	58,572	62,610
Prior years taxes	796	(841)	(1,932)
Deferred tax:
Deferred taxes	(9,890)	(15,209)	(16,815)
Income tax expense reported in the statement of profit or loss	49,275	42,522	43,863

Summary of Deferred Tax Charged to OCI

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Deferred tax related to items recognized in OCI during in the year:
Gains/(losses) from remeasurement of employee of defined benefit plans and of agent termination plans	(78)	(7)	15
Change in the fair value of hedging instruments	(380)	1,119	932
Deferred tax charged to OCI	(458)	1,112	947

Schedule of Reconciliation of Effective Tax Rate

The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated by applying the Italian statutory corporate tax rate to profit before tax.

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Accounting profit before tax	189,106	160,288	189,553
Statutory income tax rate of 27.9%	52,761	44,720	52,885
Prior years taxes	796	(841)	(1,932)
DTA not recognized on tax losses carry-forward for the current fiscal year	3,989	1,770	1,854
DTA recognized on tax losses carry-forward from previous years	—	(1,272)	(2,810)
Tax effect on distributed dividends	336	507	827
Tax grants/not taxable items	(1,767)	(2,774)	(5,097)
Different foreign tax rate effect	(335)	412	(2,244)
DTA/DTL effect previous years	—	—	380
Other consolidation effects	(577)	—	—
Change of notional rate	(5,928)	—	—
At the effective income tax rate of 26.1% (26.5% in 2024, 23.1% in 2023)	49,275	42,522	43,863
Income tax expense reported in the income statement	49,275	42,522	43,863
The Group's effective tax rate for the year ended December 31, 2025, decreased to 26.1% compared to
Summary of Timing of Tax Losses Carryforwards

The breakdown on the timing of tax losses carry-forwards is as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Timing of unrecognized tax losses carry-forwards
Unlimited	27,466	10,488
Total unrecognized tax losses	27,466	10,488

Summary of Deferred Tax Assets and Deferred Tax Liabilities

The analysis of deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024 is as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Property, plant and equipment	42,069	40,176
Intangible assets	4,520	2,874
Tax losses carry forward	37,598	41,175
Contract balances	(7,748)	(11,485)
Expected credit losses	1,551	1,590
Inventory	4,648	4,761
Accruals for returns, warranty, other risks	2,793	2,715
Accruals	2,303	1,877
Other effects	2,073	(2,059)
Lease liabilities	3,118	4,781
Right of use assets	(2,389)	(4,033)
Derivatives	77	412
Deferred tax assets, net	90,613	82,784
Reflected in the statement of financial position as follows:
Deferred tax assets	103,872	95,344
Deferred tax liabilities	(13,259)	(12,560)
Deferred tax assets, net	90,613	82,784

Schedule of Reconciliation of Net Deferred Tax Assets

The reconciliation of net deferred tax assets is as follows:

	2025	2024
	(EUR thousand)
As of January 1	82,784	66,627
Tax expense during the period recognized in profit or loss	9,890	15,209
Tax income/(expense) during the period recognized in OCI	(458)	1,112
Other effects	(1,603)	(164)
As at December 31	90,613	82,784